Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - CAD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 3,635,115	$ 2,862,694	$ 479,767
Accrued liabilities	400,650	816,702	568,017
Other liabilities	1,447,215	562,262	15,000
Total	$ 5,482,980	$ 4,241,658	$ 1,062,784